Revenue - Schedule of Disaggregation of Revenue by Service Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 375,877	$ 327,274
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	353,867	308,283
Aircraft Management Services | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	2,101	1,942
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	132	4,005
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	10,623	7,166
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	$ 9,154	$ 5,877